Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class AAA
C000002869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class C
Average Annual Return, Percent	7.84%	12.52%	12.32%		11.67%
C000034309
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class I
C000002866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class A
Average Annual Return, Percent	2.58%	6.99%	11.00%		11.38%
C000002875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class C
Average Annual Return, Percent	19.87%	29.31%	11.16%		5.38%
C000034311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class A
Average Annual Return, Percent	6.84%	15.24%	8.56%		4.47%
C000204772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
Average Annual Return, Percent	(6.01%)	10.93%	16.01%	7.36%
C000204774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
Average Annual Return, Percent	(1.18%)	16.74%	17.38%	8.19%
C000204771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class C
Average Annual Return, Percent	11.96%	16.15%	11.05%		5.64%
C000034308
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class A
Average Annual Return, Percent	6.48%	10.42%	9.73%		5.36%
C000002873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class AAA
C000002871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class C
Average Annual Return, Percent	21.32%	17.65%	4.43%		3.19%
C000034310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class I
C000002872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class A
Average Annual Return, Percent	15.32%	11.93%	3.21%		2.89%
Without Sales Load [Member] | C000002867
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	13.53%	12.33%		12.04%
Without Sales Load [Member] | C000002869
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	13.52%	12.32%		11.67%
Without Sales Load [Member] | C000034309
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	13.51%	12.33%		12.31%
Without Sales Load [Member] | C000002866
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	13.52%	12.32%		12.04%
Without Sales Load [Member] | C000002875
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	22.26%	9.85%		5.11%
Without Sales Load [Member] | C000002877
Average Annual Return [Line Items]
Average Annual Return, Percent	20.87%	30.31%	11.16%		5.38%
Without Sales Load [Member] | C000034311
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	22.27%	9.85%		5.37%
Without Sales Load [Member] | C000002874
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	22.27%	9.85%		5.09%
Without Sales Load [Member] | C000204772
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.27%)	17.70%	17.39%	8.31%
Without Sales Load [Member] | C000204774
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.18%)	17.74%	17.38%	8.19%
Without Sales Load [Member] | C000204771
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.27%)	17.71%	17.35%	8.35%
Without Sales Load [Member] | C000204773
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.27%)	17.71%	17.35%	8.31%
Without Sales Load [Member] | C000002865
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	17.16%	11.05%		6.01%
Without Sales Load [Member] | C000002864
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	17.15%	11.05%		5.64%
Without Sales Load [Member] | C000034308
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%	17.16%	11.04%		6.24%
Without Sales Load [Member] | C000002862
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	17.16%	11.04%		5.99%
Without Sales Load [Member] | C000002873
Average Annual Return [Line Items]
Average Annual Return, Percent	22.30%	18.71%	4.43%		3.72%
Without Sales Load [Member] | C000002871
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	18.65%	4.43%		3.19%
Without Sales Load [Member] | C000034310
Average Annual Return [Line Items]
Average Annual Return, Percent	22.39%	18.70%	4.44%		3.89%
Without Sales Load [Member] | C000002872
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%	18.76%	4.44%		3.50%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%	16.69%	14.18%		10.55%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	5.40%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	5.40%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	5.40%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	5.40%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	16.76%	15.09%		11.23%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	16.76%	15.09%		11.23%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	16.76%	15.09%		11.23%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	16.76%	15.09%		11.23%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%		7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%		7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%		7.03%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	18.33%	11.72%		7.03%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	25.84%	13.14%		8.53%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	25.84%	13.14%		8.53%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	25.84%	13.14%		8.53%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	25.84%	13.14%		8.53%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	13.75%	10.98%	6.55%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	13.75%	10.98%	6.55%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	13.75%	10.98%	6.55%
MSCI World Micro Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	20.52%	9.95%	5.36%
S&P Developed Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	13.75%	10.98%	6.55%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
Lipper Global Large-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	13.97%	11.10%		10.60%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	23.09%	9.78%		6.95%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	23.09%	9.78%		6.95%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	23.09%	9.78%		6.95%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	23.09%	9.78%		6.95%